Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of net sales revenue

	2021	2020	2019

Tuition fees (*)	2,124,589	1,388,735	856,561
Other	167,441	99,817	43,116
Deductions
Granted discounts	(229,254)	(89,017)	(43,767)
Early payment discounts	(49,879)	(29,299)	(8,523)
Returns	(42,373)	(11,437)	(7,462)
Taxes	(74,232)	(49,629)	(28,157)
PROUNI	(176,921)	(107,979)	(61,138)
Net revenue from contracts with customers	1,719,371	1,201,191	750,630
Timing of revenue recognition of net revenue from contracts with customers
Tuition, digital content and app subscription fees - Transferred over time	1,640,889	1,128,558	713,827
Other - Transferred at a point in time	78,482	72,633	36,803

(*)	As mentioned in Note 1, the Company assessed, in connection with the social distancing requirements, whether it has satisfied all performance obligations of its contracts with customers, according to IFRS15, and concluded it was necessary to defer a portion of its net revenues in the second semester of 2020. As result, R$2,361 of net revenue were deferred to the first semester of 2021 and recorded in advances from customers.

Schedule of revenue by segment

Schedule of revenue by segment

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2021

Types of services or goods	1,498,408	72,983	151,958	(3,978)	1,719,371
Tuition fees	1,486,111	72,983	-	-	1,559,094
Other	12,297	-	151,958	(3,978)	160,277

Timing of revenue recognition	1,498,408	72,983	151,958	(3,978)	1,719,371
Transferred over time	1,486,111	72,983	81,795	-	1,640,889
Transferred at a point in time	12,297	-	70,163	(3,978)	78,482

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2020

Types of services or goods	1,002,461	107,197	93,152	(1,619)	1,201,191
Tuition fees	997,055	107,197	-	-	1,104,252
Other	5,406	-	93,152	(1,619)	96,939

Timing of revenue recognition	1,002,461	107,197	93,152	(1,619)	1,201,191
Transferred over time	997,055	107,197	24,306	-	1,128,558
Transferred at a point in time	5,406	-	68,846	(1,619)	72,633

Revenue by segment	Undergrad	Continuing Education	Digital Services	Elimination (inter-segment transactions)	2019

Types of services or goods	653,760	64,870	35,880	(3,880)	750,630
Tuition fees	648,957	60,195	-	-	709,152
Other	4,803	4,675	35,880	(3,880)	41,478

Timing of revenue recognition	653,760	64,870	35,880	(3,880)	750,630
Transferred over time	648,957	64,870	-	-	713,827
Transferred at a point in time	4,803	-	35,880	(3,880)	36,803